UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21901

ALPINE GLOBAL DYNAMIC DIVIDEND FUND
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York		10577
(Address of principal executive offices)		(Zip code)

Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
(Name and address of agent for service)

Copies of information to:

Thomas R. Westle, Esq. Blank Rome LLP 405 Lexington Ave New York, NY 10174		Sarah E. Cogan, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Ave New York, NY 10174

Registrant's telephone number, including area code:		914-251-0880

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1 – Schedule of Investments.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2008 (Unaudited)

		Value
Description	Shares	(Note 1)

COMMON STOCKS (100.7%)
Australia (8.3%)
Babcock & Brown Wind Partners	4,500,000	$5,545,249
Babcock & Brown, Ltd.	200,000	3,217,365
Boart Longyear Group*	1,807,656	3,207,649
Cochlear, Ltd.	50,000	3,125,504
Macquarie Capital Alliance Group	956,474	2,648,729
Macquarie Group, Ltd.	43,000	2,504,884
Macquarie Media Group, Ltd.	334,669	1,118,743
Monadelphous Group, Ltd.	280,000	2,865,695
Ramsay Health Care, Ltd.	400,000	3,993,476
Transfield Services, Ltd.	640,000	6,372,354
		34,599,648
Austria (1.1%)
Strabag SE*	45,000	2,629,232
Wienerberger AG	40,500	1,845,480
		4,474,712
Belgium (1.0%)
InBev NV	50,000	4,077,279

Bermuda (1.5%)
Frontline, Ltd.	97,900	4,167,603
Seadrill, Ltd.*	100,000	2,042,344
		6,209,947
Canada (1.2%)
Potash Corp. of Saskatchewan	9,000	1,271,321
Rogers Communications, Inc.	100,000	3,823,515
		5,094,836
Denmark (3.6%)
FLSmidth & Co. AS	96,050	8,410,649
NKT Holding AS	90,850	6,759,295
		15,169,944
Finland (10.3%)
Konecranes Oyj.	156,000	4,703,448
Metso Oyj.	118,800	5,514,081
Nokia Oyj.(1)	100,000	3,695,000
Nokian Renkaat Oyj.	203,000	6,826,725
Outokumpu Oyj.	50,000	1,561,780
Outotec Oyj.	134,000	6,404,859
Sampo Oyj.	200,000	5,194,535
Stockmann Oyj.	55,060	2,210,160
Wartsila Oyj.	108,200	6,859,117
		42,969,705
France (2.4%)
Vinci SA	50,000	3,376,299
Zodiac SA	132,179	6,699,050
		10,075,349
Germany (4.3%)
Balda AG*	410,000	3,565,853
Fielmann AG	52,500	2,948,018
Fresenius Medical Care AG & Co.	150,000	7,698,140
Tognum AG*	150,000	3,643,905
		17,855,916
Ireland (2.0%)
Anglo Irish Bank Corp. PLC	600,000	8,416,217

Italy (1.9%)
Azimut Holding S.p.A.	366,735	4,304,555
Saipem S.p.A	100,000	3,443,201
		7,747,756
Japan (1.4%)
Nintendo Co., Ltd.	11,800	$5,880,859

Mexico (2.5%)
America Movil SAB de C.V.(1)	140,000	8,387,400
Grupo Aeroportuario del Pacifico SA de CV(1)	52,826	2,264,651
		10,652,051
Netherlands (3.6%)
Arcadis NV	8,889	541,034
Beter Bed Holdings NV	179,500	3,602,649
Fugro NV	100,000	6,777,872
Imtech NV	203,000	4,122,593
		15,044,148
Norway (6.0%)
ABG Sundal Collier ASA	2,970,000	5,247,844
Acta Holding ASA	1,929,200	7,487,954
BWG Homes ASA	358,400	2,020,386
Dockwise, Ltd.*	663,500	2,268,712
Fred Olsen Energy ASA	70,000	3,428,550
Kongsberg Automotive ASA	411,350	2,326,481
ProSafe SE	159,900	2,260,875
		25,040,802
Russia (3.0%)
Mobile TeleSystems OJSC(1)	70,000	5,821,900
Novorossiysk Commercial Sea Port*(2)	100,000	1,356,000
Vimpel-Communications OJSC(1)	155,000	5,338,200
		12,516,100
South Korea (1.4%)
Hanmi Semiconductor Co., Ltd.	585	4,830
Macquarie Korea Infrastructure Fund(2)	800,000	5,720,000
		5,724,830
Spain (0.3%)
Cintra Concesiones de Infraestructuras de Transporte SA	100,000	1,440,614

Sweden (8.6%)
Hennes & Mauritz AB	50,000	2,687,602
Intrum Justitia AB	336,700	5,344,822
KappAhl Holding AB	354,500	2,640,969
KappAhl Holding AB*	354,500	610,097
Kungsleden AB	393,200	4,248,690
Skanska AB	450,000	7,638,447
Teleca AB	259,300	480,898
TeliaSonera AB	700,000	6,161,052
Unibet Group PLC	205,000	6,443,957
		36,256,534
Switzerland (3.3%)
ABB, Ltd.	288,000	7,142,038
Nestle SA	15,000	6,703,988
		13,846,026
United Kingdom (8.8%)
Absolute Capital Management Holdings, Ltd.	1,465,000	844,834
Emap PLC	500,000	9,142,340
Firstgroup PLC	100,000	1,313,435
Laird Group PLC	482,500	4,677,433
Man Group PLC	383,750	4,170,366
Mitie Group	400,000	1,918,947
N Brown Group PLC	1	5
Reed Elsevier PLC	432,836	5,207,321
Serco Group PLC	500,000	4,138,661
Southern Cross Healthcare, Ltd.	820,000	5,715,280
		37,128,622
United States (24.2%)
Aircastle, Ltd.	280,800	6,902,064
Allegheny Technologies, Inc.	40,000	2,816,000
Altria Group, Inc.	57,000	4,321,740
B&G Foods, Inc.	511,600	5,039,260
Carnival Corp.	86,000	3,826,140
Cleveland-Cliffs, Inc.	45,000	4,582,800
Diamond Offshore Drilling, Inc.	17,000	$1,919,810
GateHouse Media, Inc.	784,300	7,709,669

General Electric Co.	100,000	3,541,000
Goldman Sachs Group, Inc.	11,000	2,208,470
Healthcare Services Group, Inc.	324,921	7,882,583
Hess Corp.	12,000	1,089,960
Intel Corp.	90,000	1,908,000
ITC Holdings Corp.	75,000	3,963,000
Macquarie Infrastructure Co., LLC	269,000	8,893,140
Meridian Bioscience, Inc.	75,000	2,355,750
National CineMedia, Inc.	195,000	4,444,050
Nu Skin Enterprises, Inc.	160,000	2,628,800
Overseas Shipholding Group, Inc.	50,000	3,261,000
Principal Financial Group, Inc.	80,100	4,774,761
Regal Entertainment Group	225,000	4,171,500
Schlumberger, Ltd.	50,000	3,773,000
Ship Finance International, Ltd.	33,100	864,572
Textron, Inc.	68,000	3,811,400
United Technologies Corp.	62,000	4,551,420
		101,239,889
TOTAL COMMON STOCKS
(Identified Cost $456,637,220)		421,461,784

	Interest		Value
Description	Rate	Shares	(Note 1)

SHORT TERM INVESTMENTS (0.4%)
Morgan Stanley Money Market Fund(3)	5.037%	1,464,184	1,464,184

TOTAL SHORT TERM INVESTMENTS
(Identified Cost $1,464,184)			1,464,184

TOTAL INVESTMENTS (101.1%)
(Identified Cost $458,101,404)			422,925,968

TOTAL LIABILITIES LESS OTHER ASSETS (-1.1%)			(4,671,287)

NET ASSETS (100.0%)			$418,254,681

OUTSTANDING FORWARD CURRENCY CONTRACTS:

					Unrealized
	Expiration	Units Per		Currency Value	Gain/
Description	Date	Contract		In $ USD	(Loss)
Contracts Purchased:
Great Britain Pound	3/7/08	3,850,000	(GBP)	$7,639,040	$80,556
				$7,639,040	$80,556
Contracts Sold:
Australian Dollar	3/19/08	12,900,000	(AUD)	11,500,155	(494,649)
Danish Krone	3/19/08	22,500,000	(DKK)	4,481,165	(139,438)
European Euro	2/1/08	584,123	(EUR)	868,416	(5,025)
European Euro	2/4/08	607,836	(EUR)	903,671	(3,040)
European Euro	3/19/08	42,700,000	(EUR)	63,391,677	(1,938,817)
Great Britain Pound	3/7/08	21,300,000	(GBP)	42,262,743	490,758
Norwegian Kroner	3/19/08	62,500,000	(NOK)	11,514,739	(299,027)
Swedish Krona	3/19/08	165,100,000	(SEK)	25,906,923	(809,154)
Swiss Franc	3/19/08	7,700,000	(CHF)	7,131,029	(420,825)
				$167,960,518	$(3,619,217)

*    Non-income producing security.

(1) ADR - American Depositary Receipt.

(2) GDR - Global Depositary Receipt.

(3) Investments in other funds are calculated at their respective net asset value as determined by those funds, in accordance with the Investment Company Act of 1940. The interest rate shown represents the rate at January 31, 2008.

Common Abbreviations:

AB	Aktiebolag is the Swedish equivalent of the term corporation.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	Allmennaksjeselskap is the Norweigan term for a public limited company.
Bhd	Berhad is the Malaysian term for private limited company.
Co.	Company
Corp.	Corporation
Inc.	Incorporated
Ltd.	Limited
SA	Generally designates corporations in various countries, mostly those employing the civil law.
SA de C.V.	A variable capital company.
SAB de C.V.	A variable capital company.
SE	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

See Notes to Quarterly Portfolio Investments.

NOTES TO QUARTERLY PORTFOLIO INVESTMENTS

January 31, 2008

1. Organization:

Alpine Global Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on May 11, 2006, and had no operating history prior to July 26, 2006. The Fund has an investment objective to provide high current dividend income, more than 50% of which qualifies for the reduced federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective.

The Fund had no operations prior to July 26, 2006 other than matters relating to its organization and the sale and issuance of 5,235,602 shares of beneficial interest in the Fund to Alpine Woods Capital Investors, LLC (“Alpine Woods”) at a net asset value of $19.10 per share. Alpine Woods serves as the Fund’s investment adviser. The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “AGD”.

The following summarizes the significant accounting policies of the Fund.

2. Security Valuation:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (the “NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security - traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

3. Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is included with the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

4.  Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, which includes amortization of premium and accretion of discounts. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

5. Income Tax

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	27,718,541
Gross depreciation (excess of tax cost over value)	(62,526,009)
Net unrealized appreciation/(depreciation)	(34,807,468)
Cost of investments for income tax purposes	457,733,436

6. New Accounting Pronouncements:

In September 2006, the FASB issued FASB Statement No. 157, “Fair Valuation Measurement” (“SFAS No. 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is currently evaluating the potential impact the adoption of SFAS No. 157 will have on the Fund’s financial statements.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 28, 2008

By:	/s/ Sheldon Flamm
Sheldon Flamm
Chief Financial Officer (Principal Financial Officer)

Date:	March 28, 2008

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